Organization and Description of Business (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jun. 29, 2021	May 06, 2020	Mar. 10, 2020	Jun. 25, 2020	Mar. 31, 2020	Feb. 14, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 03, 2020	May 07, 2020	Dec. 31, 2019	Aug. 20, 2018
Organization and Description of Business (Details) [Line Items]
Outstanding equity interest	80.00%
Outstanding equity consideration (in Dollars)	$ 100
Ordinary shares issued (in Shares)							110,356,629	25,623,822
Comprehensive loss (in Dollars)							$ (8,238,513)	$ (11,626,597)	$ (14,723,610)
Sunway Kids [Member]
Organization and Description of Business (Details) [Line Items]
Business acquisition, description				Pursuant to the Disposition SPA, the SK Purchaser agreed to purchase Sunway Kids for cash consideration of $2.4 million consisting of $400,000 which shall be paid within a month of closing, and $2,000,000 to be paid in monthly installments of $200,000 over 10 months. On June 25, 2020, the transaction closed and as a result, the SK Purchaser acquired Sunway Kids and all the subsidiaries and variable interest entities owned or controlled them. Sunway Kids had no operations from February 14, 2020 to June 25, 2020 as management had been unable to conduct its normal operations due to the COVID-19 pandemic. The SK Purchaser received $1.4 million and $1.0 million of the total $2.4 million payment obligation during the years ended June 30, 2021 and 2020, respectively. The disposition of Sunway Kids resulted in the recognition of a gain (loss) of approximately $1.4 million and $(0.8) million for the years ended June 30, 2021 and 2020, respectively, which is recorded in the accompanying consolidated statements of operations and comprehensive income (loss) in the caption of “Gain (loss) from discontinued operations.		The shares had a fair value of approximately $1.9 million based on the closing market price of $0.95 per share on February, 14, 2020, the acquisition date. The total consideration was valued at approximately $3.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $1.9 million for the shares issued.
CACM Group [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage													100.00%
Net profits or loss percentage			80.00%
Baydolphin [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage			100.00%
Net profits or loss percentage			20.00%
Color China [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued (in Shares)										4,633,333	4,633,333
Aggregate payment to sellers (in Dollars)											$ 2,000,000
Sunway Kids [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued (in Shares)						1,989,262						1,989,262
BVI-ACM [Member]
Organization and Description of Business (Details) [Line Items]
Percentage of ordinary shares held					5.00%
Cash consideration (in Dollars)					$ 600,000
Payments to related party (in Dollars)					$ 600,000
Comprehensive loss (in Dollars)		$ 6,600,000